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[AIM LOGO APPEARS HERE]
--Registered Trademark--
P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.



   March 8, 2001



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:      Short-Term Investments Trust
            CIK No. 0000205007

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Short-Term Investments Trust (the "Trust") that the Statements of Additional Information relating to the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Government TaxAdvantage Portfolio and the Treasury Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 41 to the Trust's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 41 is the most recent Amendment to the Trust's Registration Statement, which was filed electronically with the Securities and Exchange Commission on March 2, 2001.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-1212.

   Very truly yours,

   /s/ RENEE A. FRIEDLI

   Renee A. Friedli
   Counsel

A Member of the AMVESCAP Group